Supplemental Cash Flow Information (Details) - Supplemental Information - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Supplemental Information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Shares issued to agent		36,635
Right-of-use assets recognized (Note 11)		$ 319,521